Credit Risk - Disclosure of Scenario Weights Applied To Scenarios (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Upside 1
Disclosure of credit risk exposure [line items]
Probability weightings of scenarios, percentage	5.00%	5.00%
Base case
Disclosure of credit risk exposure [line items]
Probability weightings of scenarios, percentage	45.00%	45.00%
Downside 1
Disclosure of credit risk exposure [line items]
Probability weightings of scenarios, percentage	25.00%	15.00%
Downside 2
Disclosure of credit risk exposure [line items]
Probability weightings of scenarios, percentage	20.00%	25.00%
Downside 3
Disclosure of credit risk exposure [line items]
Probability weightings of scenarios, percentage	5.00%	10.00%